INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
INCOME BEFORE TAXES

	Years Ended December 31,
	2023	2022	2021
U.S.	$2,368	$3,305	$3,955
Non-U.S.	4,791	3,074	3,280
Total Income before taxes	$7,159	$6,379	$7,235
TAX EXPENSE (BENEFIT)
Tax expense (benefit) consists of:

	Years Ended December 31,
	2023	2022	2021
Current
U.S. Federal	$176	$653	$415
U.S. State	60	124	146
Non-U.S.	1,098	815	886
Total current tax expense (benefit)	1,334	1,592	1,447
Deferred
U.S. Federal	27	(175)	173
U.S. State	11	(36)	37
Non-U.S.	115	32	(32)
Total deferred tax expense (benefit)	153	(180)	178
Total Tax expense	$1,487	$1,412	$1,625
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	Years Ended December 31,
	2023	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Taxes on non-U.S. earnings[1,2,3]	(2.0)	(0.4)	(1.4)
U.S. state income taxes[1]	0.5	1.4	1.5
Reserves for tax contingencies	3.4	1.1	2.2
Employee share-based payments	(0.3)	(0.9)	(0.7)
Restructuring	—	0.7	(1.4)
U.S. federal tax credits	(1.6)	(0.9)	(0.6)
U.S. valuation allowance	(0.1)	(0.2)	2.0
All other items—net	(0.1)	0.3	(0.1)
Effective income tax rate	20.8%	22.1%	22.5%

1	Net of changes in valuation allowance.
2	Includes U.S. taxes on non-U.S. earnings, net of foreign tax credits.
3	2023 includes (3.6)% deferred tax benefit resulting from a non-U.S. legislative change, offset by 3.6% deferred tax expense resulting from a full valuation allowance.
The effective tax rate decreased by 1.3 percentage points in 2023 compared to 2022. The decrease was primarily attributable to the increased benefit of taxes on non-U.S. earnings and lower expense related to unremitted withholding taxes on non-U.S. earnings, partially offset by incremental tax expense for reserves. The Company’s 2023 non-U.S. effective tax rate was 25.3%, a decrease of approximately 2.2 percentage points compared to 2022. The decrease in the non-U.S. effective tax rate was primarily attributable to increased benefit of taxes on non-U.S. earnings and lower expense related to unremitted withholding taxes on non-U.S. earnings, partially offset by incremental tax expense for reserves.
The effective tax rate decreased by 0.4 percentage points in 2022 compared to 2021. The decrease was primarily a result of additional tax expense reported in 2021 arising from a valuation allowance established against a capital loss, partially offset by a tax benefit related to restructuring transactions. In 2022, the valuation allowance was partially released as losses were utilized against a capital gain. Additionally, in 2022, there was lower tax expense reported for contingencies as a result of the release of certain state income tax reserves. The Company’s 2022 non-U.S. effective tax rate was 27.5%, an increase of approximately 1.5 percentage points compared to 2021. The increase in the non-U.S. effective tax rate was primarily attributable to a 2021 tax benefit recorded for the release of a valuation allowance on net operating losses due to restructuring in Canada, which resulted in more tax expense in 2022 compared to 2021. This increase was partially offset by lower tax expense recorded in 2022 related to tax reserves when compared to 2021.
DEFERRED TAX ASSETS (LIABILITIES)
The tax effects of temporary differences and tax carryforwards which give rise to future income tax benefits and payables are as follows:

Deferred tax assets	December 31,
	2023	2022
Postretirement benefits other than pensions	$55	$59
Asbestos and environmental	405	545
Capitalized research and development	582	—
Employee compensation and benefits	148	142
Lease liabilities	258	233
Other accruals and reserves	196	363
Net operating losses	687	695
Capital loss limitation and carryover	385	126
Tax credit carryforwards and other attributes	420	163
Gross deferred tax assets	3,136	2,326
Valuation allowance	(1,292)	(812)
Total deferred tax assets	1,844	1,514
Deferred tax liabilities
Pension	(1,132)	(1,088)
Property, plant and equipment	(441)	(233)
Right-of-use asset	(240)	(212)
Intangibles	(817)	(818)
Unremitted earnings of foreign subsidiaries	(542)	(517)
Other asset basis differences	(369)	(317)
Other	(5)	(1)
Total deferred tax liabilities	(3,546)	(3,186)
Net deferred tax liability	$(1,702)	$(1,672)
The Company's gross deferred tax assets include $1,378 million related to non-U.S. operations comprised primarily of net operating losses and other tax attribute carryforwards in Canada, France, Germany, Luxembourg, Switzerland, and the United Kingdom. The Company maintains a valuation allowance of $1,176 million against a portion of the non-U.S. gross deferred tax assets and a valuation allowance of $116 million against the U.S. gross deferred tax asset, primarily related to capital loss carryovers. The change in the valuation allowance resulted in an increase of $458 million, a decrease of $8 million, and an increase of $124 million to income tax expense in 2023, 2022, and 2021, respectively. The majority of the $458 million increase in 2023 tax expense relates to a $257 million valuation allowance resulting from uncertainty regarding the realizability of a $257 million deferred tax asset established as a result of a non-U.S. tax legislative change. The remaining $201 million relates to other tax attribute carryforwards. If the Company determines that the likelihood of realization of existing deferred tax assets changes, a corresponding increase or decrease to valuation allowances will be recognized as an increase or reduction to income tax expense in the period that determination is made.
As of December 31, 2023, the Company recorded a $542 million deferred tax liability on all unremitted foreign earnings based on estimated earnings and profits of approximately $15 billion as of the balance sheet date.
As of December 31, 2023, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$532	$96
U.S. State	675	25
Non-U.S.	3,720	304
Total	$4,927	$425
Many jurisdictions impose limitations on the timing and utilization of net operating loss and tax credit carryforwards. Approximately $3,140 million of the non-U.S. net operating loss has no expiration period. The U.S. federal capital loss carryforward of $502 million expires in 2026. The remaining net operating loss, capital loss and credit carryforwards, and other tax attributes have expiration periods through 2043.

	Years Ended December 31,
	2023	2022	2021
Change in unrecognized tax benefits
Balance at beginning of year	$1,086	$1,061	$991
Gross increases related to current period tax positions	89	64	93
Gross increases related to prior periods tax positions	181	31	39
Gross decreases related to prior periods tax positions	—	(19)	(27)
Decrease related to resolutions of audits with tax authorities	(132)	(3)	(1)
Expiration of the statute of limitations for the assessment of taxes	(3)	(8)	(12)
Foreign currency translation	4	(40)	(22)
Balance at end of year	$1,225	$1,086	$1,061
As of December 31, 2023, 2022, and 2021, there were $1,225 million, $1,086 million, and $1,061 million, respectively, of unrecognized tax benefits that if recognized would be recorded as a component of Tax expense.
The following table summarizes tax years that remain subject to examination by major tax jurisdictions as of December 31, 2023:

Jurisdiction	Open Tax Years
	Examination in progress	Examination not yet initiated
U.S. Federal	2017-2021	2022-2023
U.S. State	2013-2021	2022-2023
China	2013-2022	2023
Germany	2013-2020	2021-2023
India	2013-2020	2021-2023
Puerto Rico	N/A	2020-2023
Switzerland	2019-2020	2021-2023
United Kingdom	2013-2021	2022-2023
Based on the outcome of these examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that certain unrecognized tax benefits for tax positions taken on previously filed tax returns will materially change from those recorded as liabilities in the Company's financial statements. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods.
Unrecognized tax benefits for examinations in progress were $803 million, $640 million, and $592 million as of December 31, 2023, 2022, and 2021, respectively. Estimated interest and penalties related to the underpayment of income taxes are classified as a component of Tax expense in the Consolidated Statement of Operations and totaled $74 million, $5 million, and $79 million for the years ended December 31, 2023, 2022, and 2021, respectively. Accrued interest and penalties were $612 million, $557 million, and $580 million as of December 31, 2023, 2022, and 2021, respectively.